Investment Risks	Nov. 13, 2026
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Foreign Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Variable Rate Demand Note (VRDN) And Tender Option Bond (TOB) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events
(including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Foreign Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Variable Rate Demand Note (VRDN) And Tender Option Bond (TOB) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Foreign Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events
(including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Foreign Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Variable Rate Demand Note (VRDN) And Tender Option Bond (TOB) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Foreign Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events
(including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Foreign Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Foreign Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Variable Rate Demand Note (VRDN) And Tender Option Bond (TOB) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Foreign Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events
(including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Foreign Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Variable Rate Demand Note (VRDN) And Tender Option Bond (TOB) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The value of your investment may be impacted by changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates rise, obligations may be repaid more slowly than expected, and the value of the fund’s holdings may decline. An elevated inflation environment may heighten risks associated with rising interest rates. A decline in interest rates may lower the fund’s yield because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — Market volatility, changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Foreign Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Municipal Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.